Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Assets in respect of business combinations	$ 1,368
Total Assets	1,368
Liabilities:
Liability in respect of business combinations	6,175	19,693
Put options of non-controlling interests	18,872	28,292
Total Liabilities	25,047	47,985
Level 3 of fair value hierarchy [member]
Assets:
Assets in respect of business combinations	1,368
Total Assets	1,368
Liabilities:
Liability in respect of business combinations	6,175	19,693
Put options of non-controlling interests	18,872	28,292
Total Liabilities	$ 25,047	$ 47,985